5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
LONG-TERM INVESTMENTS
Loss in joint venture	$ 731,101	$ 1,882,695
Accrued interest expense	166,225	101,857
AB Notes Gain on sale of Investment			1,178,254
Australian listed securities sold, Gross			3,174,208
Australian listed securities Gain on Sale of Investments			$ 2,148,021